Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Auto Components (2.2%)
*	Aptiv plc	301,226	32,132
	BorgWarner Inc. (XNYS)	263,280	11,192
	Lear Corp.	66,003	9,520
	Autoliv Inc.	91,917	8,125
	Gentex Corp.	261,444	7,556
*	Fox Factory Holding Corp.	46,979	4,985
*	Visteon Corp.	31,256	4,588
*	Adient plc	105,376	4,103
*	Goodyear Tire & Rubber Co.	314,288	3,526
	LCI Industries	28,262	2,794
*	Dorman Products Inc.	29,695	2,662
*	Gentherm Inc.	36,666	2,625
	Dana Inc.	143,314	2,524
*,1	QuantumScape Corp. Class A	291,643	2,184
*,1	Luminar Technologies Inc. Class A	231,922	1,777
*	XPEL Inc.	21,492	1,473
	Patrick Industries Inc.	24,134	1,350
*	American Axle & Manufacturing Holdings Inc.	127,173	1,324
	Standard Motor Products Inc.	21,376	821
*	Stoneridge Inc.	30,980	734
*	Solid Power Inc.	116,403	427
*	Holley Inc.	52,403	144
			106,566
Automobiles (15.3%)
*	Tesla Inc.	2,961,275	576,560
	General Motors Co.	1,539,977	62,462
	Ford Motor Co.	4,390,854	61,033
*	Rivian Automotive Inc. Class A	353,476	11,326
	Harley-Davidson Inc.	154,330	7,274
	Thor Industries Inc.	60,607	5,221
*,1	Lucid Group Inc.	464,916	4,714
	Winnebago Industries Inc.	33,500	1,963
*,1	Fisker Inc.	184,916	1,431
*	Workhorse Group Inc.	181,892	418
*	Lordstown Motors Corp. Class A	182,691	303
*,1	Canoo Inc.	204,002	273
*	Faraday Future Intelligent Electric Inc.	234,326	75
			733,053
Distributors (1.2%)
	Genuine Parts Co.	157,246	28,828
	LKQ Corp.	289,810	15,745
	Pool Corp.	44,015	14,499

		Shares	Market Value ($000)
*	Funko Inc. Class A	38,954	370
			59,442
Diversified Consumer Services (1.2%)
	Service Corp. International	175,315	12,526
	H&R Block Inc.	177,814	7,772
*	Bright Horizons Family Solutions Inc.	64,277	4,769
*	Chegg Inc.	140,496	4,192
*	Grand Canyon Education Inc.	35,525	4,017
	Graham Holdings Co. Class B	4,303	2,770
	Strategic Education Inc.	26,011	2,128
*	frontdoor Inc.	90,603	2,117
*	Adtalem Global Education Inc.	50,218	2,089
	ADT Inc.	190,676	1,781
	Laureate Education Inc. Class A	156,654	1,642
*	Stride Inc.	44,520	1,577
*	Duolingo Inc.	20,423	1,423
*	Perdoceo Education Corp.	75,225	1,080
*	Coursera Inc.	64,877	904
*,1	Mister Car Wash Inc.	84,592	866
*	OneSpaWorld Holdings Ltd.	75,758	755
*	2U Inc.	86,137	692
*	Vivint Smart Home Inc.	47,353	439
	European Wax Center Inc. Class A	28,580	414
*	Rover Group Inc. Class A	81,332	392
	Carriage Services Inc. Class A	14,672	369
*	WW International Inc.	62,595	259
*	Beachbody Co. Inc.	121,448	85
			55,058
Hotels, Restaurants & Leisure (20.2%)
	McDonald's Corp.	817,969	223,134
	Starbucks Corp.	1,275,682	130,375
*	Booking Holdings Inc.	44,143	91,793
	Marriott International Inc. Class A	306,715	50,715
*	Chipotle Mexican Grill Inc. Class A	30,870	50,224
	Hilton Worldwide Holdings Inc.	304,949	43,492
*	Airbnb Inc. Class A	421,610	43,063
	Yum! Brands Inc.	316,359	40,703
	Darden Restaurants Inc.	136,275	20,031
*	Expedia Group Inc.	169,030	18,059
*	Las Vegas Sands Corp.	382,278	17,906
	Domino's Pizza Inc.	39,896	15,509
*	Royal Caribbean Cruises Ltd.	255,197	15,294
	MGM Resorts International	349,560	12,885
*	Caesars Entertainment Inc.	238,390	12,113
	Vail Resorts Inc.	44,747	11,524
*,1	Carnival Corp.	1,097,420	10,897
	Aramark	257,882	10,728
*	Wynn Resorts Ltd.	120,105	10,048
	Churchill Downs Inc.	37,723	8,373
*	Norwegian Cruise Line Holdings Ltd.	468,447	7,701
	Wyndham Hotels & Resorts Inc.	100,413	7,362
*	Planet Fitness Inc. Class A	93,656	7,339
	Texas Roadhouse Inc. Class A	70,600	7,012
*,1	DraftKings Inc. Class A	423,884	6,494
*	Light & Wonder Inc.	99,904	6,471
*	Penn Entertainment Inc.	176,237	6,202
	Marriott Vacations Worldwide Corp.	41,479	6,179

		Shares	Market Value ($000)
*	Hyatt Hotels Corp. Class A	55,690	5,587
	Wingstop Inc.	33,247	5,503
	Boyd Gaming Corp.	89,070	5,463
	Choice Hotels International Inc.	40,306	4,966
	Wendy's Co.	201,051	4,536
*	Hilton Grand Vacations Inc.	98,106	4,319
	Travel + Leisure Co.	93,168	3,621
	Papa John's International Inc.	37,322	3,107
*	SeaWorld Entertainment Inc.	48,825	2,786
	Cracker Barrel Old Country Store Inc.	24,048	2,761
	Red Rock Resorts Inc. Class A	58,251	2,625
*	Shake Shack Inc. Class A	41,458	2,181
	Bloomin' Brands Inc.	93,505	2,106
*	Six Flags Entertainment Corp.	83,085	2,001
	Cheesecake Factory Inc.	52,197	1,829
*	Dave & Buster's Entertainment Inc.	43,482	1,724
	Jack in the Box Inc.	23,385	1,691
*	Everi Holdings Inc.	98,503	1,647
*	Brinker International Inc.	48,750	1,631
*	Monarch Casino & Resort Inc.	16,007	1,358
	Dine Brands Global Inc.	16,531	1,233
	Krispy Kreme Inc.	74,455	1,148
*,1	Dutch Bros Inc. Class A	28,581	1,079
*	Portillo's Inc. Class A	45,363	916
*	Golden Entertainment Inc.	20,569	911
*	Playa Hotels & Resorts NV	147,371	906
*,1	Bally's Corp.	34,554	864
	RCI Hospitality Holdings Inc.	9,248	842
*	BJ's Restaurants Inc.	26,001	834
*	Denny's Corp.	64,210	805
	Sweetgreen Inc. Class A	53,789	771
*	Chuy's Holdings Inc.	21,456	680
	Ruth's Hospitality Group Inc.	35,576	623
*,1	Bowlero Corp.	43,213	603
*	Accel Entertainment Inc. Class A	65,008	556
*	Target Hospitality Corp.	32,432	469
*	Life Time Group Holdings Inc.	32,313	414
*	Lindblad Expeditions Holdings Inc.	38,258	347
*	First Watch Restaurant Group Inc.	19,687	309
*	Kura Sushi USA Inc. Class A	4,522	297
*,1	Membership Collective Group Inc.	34,593	156
	Vacasa Inc.	88,196	138
*	Sonder Holdings Inc.	72,469	128
*	F45 Training Holdings Inc.	45,220	122
			968,219
Household Durables (3.8%)
	DR Horton Inc.	366,971	31,559
	Lennar Corp. Class A	283,460	24,896
*	NVR Inc.	3,468	16,088
	Garmin Ltd.	171,523	15,950
	PulteGroup Inc.	257,280	11,521
	Whirlpool Corp.	60,584	8,877
	Toll Brothers Inc.	121,355	5,814
	Tempur Sealy International Inc.	181,816	5,776
*	Mohawk Industries Inc.	56,492	5,724
	Newell Brands Inc.	436,740	5,665
*	TopBuild Corp.	35,990	5,545
	Leggett & Platt Inc.	147,374	5,248

		Shares	Market Value ($000)
*	Taylor Morrison Home Corp. Class A	119,895	3,644
*	Meritage Homes Corp.	40,604	3,509
*	Skyline Champion Corp.	59,882	3,113
	KB Home	87,064	2,733
*	Helen of Troy Ltd.	26,629	2,624
*	Sonos Inc.	142,255	2,494
*	LGI Homes Inc.	23,261	2,311
	Installed Building Products Inc.	27,140	2,305
*	Cavco Industries Inc.	9,386	2,155
*	Tri Pointe Homes Inc.	111,969	2,065
	MDC Holdings Inc.	63,153	2,048
*	iRobot Corp.	30,254	1,576
	Century Communities Inc.	32,208	1,551
*	M/I Homes Inc.	31,363	1,417
	La-Z-Boy Inc.	47,724	1,300
*	Green Brick Partners Inc.	33,918	820
*	GoPro Inc. Class A	143,755	788
	Ethan Allen Interiors Inc.	25,907	737
*	Beazer Homes USA Inc.	33,796	461
*	Lovesac Co.	15,088	393
*,1	Cricut Inc. Class A	29,428	242
*	Dream Finders Homes Inc. Class A	22,505	221
*	Tupperware Brands Corp.	46,832	217
*	Traeger Inc.	59,085	189
*	Snap One Holdings Corp.	14,737	120
			181,696
Internet & Direct Marketing Retail (22.9%)
*	Amazon.com Inc.	10,195,431	984,267
*	MercadoLibre Inc.	43,570	40,563
	eBay Inc.	610,756	27,753
*	Etsy Inc.	140,761	18,593
*	DoorDash Inc. Class A	258,754	15,072
*,1	Chewy Inc. Class A	103,419	4,460
*	Wayfair Inc. Class A	80,712	2,957
*	Overstock.com Inc.	50,795	1,352
*	Revolve Group Inc.	45,259	1,196
*	Qurate Retail Inc. Series A	394,428	927
*	Xometry Inc. Class A	14,870	628
*	Liquidity Services Inc.	31,635	528
	PetMed Express Inc.	22,114	438
*	ContextLogic Inc. Class A	548,493	402
*	Stitch Fix Inc. Class A	94,502	382
*	Poshmark Inc. Class A	18,011	321
*	Quotient Technology Inc.	96,232	284
*	Vivid Seats Inc. Class A	27,387	214
*	1-800-Flowers.com Inc. Class A	22,680	192
*	Porch Group Inc.	94,260	192
*	Lands' End Inc.	14,771	171
*,1	Groupon Inc. Class A	18,438	154
*	RealReal Inc.	73,864	110
*	ThredUP Inc. Class A	74,291	93
*	BARK Inc.	54,976	91
*	Boxed Inc.	20,756	8
			1,101,348
Leisure Products (1.0%)
	Hasbro Inc.	145,834	9,161
	Polaris Inc.	62,887	7,173

		Shares	Market Value ($000)
*	Mattel Inc.	392,708	7,159
	Brunswick Corp.	82,656	6,133
*	YETI Holdings Inc.	95,793	4,300
*	Peloton Interactive Inc. Class A	325,709	3,707
*	Topgolf Callaway Brands Corp.	154,053	3,227
	Acushnet Holdings Corp.	39,043	1,775
*	Vista Outdoor Inc.	62,756	1,755
*	Malibu Boats Inc. Class A	22,760	1,314
	Sturm Ruger & Co. Inc.	19,610	1,077
	Smith & Wesson Brands Inc.	50,681	597
	Johnson Outdoors Inc. Class A	6,432	364
	Clarus Corp.	29,967	249
*,1	AMMO Inc.	100,687	215
*	Latham Group Inc.	54,749	189
			48,395
Multiline Retail (4.3%)
	Target Corp.	511,703	85,490
	Dollar General Corp.	250,796	64,124
*	Dollar Tree Inc.	248,974	37,418
	Macy's Inc.	301,193	7,078
	Kohl's Corp.	142,763	4,580
*	Ollie's Bargain Outlet Holdings Inc.	62,508	3,807
[1]	Nordstrom Inc.	124,302	2,607
	Dillard's Inc. Class A	5,989	2,154
	Franchise Group Inc.	31,393	818
	Big Lots Inc.	30,475	594
			208,670
Specialty Retail (21.7%)
	Home Depot Inc.	1,138,156	368,751
	Lowe's Cos. Inc.	690,027	146,665
	TJX Cos. Inc.	1,290,805	103,329
*	O'Reilly Automotive Inc.	70,391	60,856
*	AutoZone Inc.	21,665	55,874
	Ross Stores Inc.	389,031	45,777
	Tractor Supply Co.	123,401	27,927
*	Ulta Beauty Inc.	56,941	26,468
	Best Buy Co. Inc.	225,270	19,216
*	Burlington Stores Inc.	72,866	14,258
*	CarMax Inc.	176,930	12,272
	Bath & Body Works Inc.	253,748	10,784
	Advance Auto Parts Inc.	66,830	10,091
*	Five Below Inc.	61,682	9,922
*	Floor & Decor Holdings Inc. Class A	117,882	8,798
	Williams-Sonoma Inc.	74,531	8,713
*,1	GameStop Corp. Class A	287,740	7,542
	Dick's Sporting Goods Inc.	61,790	7,389
	Lithia Motors Inc. Class A	30,591	7,321
	Murphy USA Inc.	24,655	7,293
*	RH	21,951	6,296
*	AutoNation Inc.	40,431	5,010
	Academy Sports & Outdoors Inc.	89,949	4,541
*	Asbury Automotive Group Inc.	23,359	4,383
*	Victoria's Secret & Co.	92,325	4,247
	Penske Automotive Group Inc.	32,971	4,169
	Foot Locker Inc.	94,480	3,760
*	National Vision Holdings Inc.	87,638	3,546
	Signet Jewelers Ltd.	51,666	3,358

		Shares	Market Value ($000)
	Gap Inc.	222,255	3,232
	Group 1 Automotive Inc.	16,650	3,219
	American Eagle Outfitters Inc.	178,805	2,829
*	Leslie's Inc.	172,884	2,524
*	ODP Corp.	48,299	2,325
*	Boot Barn Holdings Inc.	33,110	2,230
*	Urban Outfitters Inc.	66,497	1,924
	Monro Inc.	35,748	1,625
	Rent-A-Center Inc.	62,456	1,505
	Buckle Inc.	32,926	1,447
*	Sally Beauty Holdings Inc.	118,770	1,397
*	Abercrombie & Fitch Co. Class A	54,931	1,317
*	Warby Parker Inc. Class A	74,513	1,269
	Sonic Automotive Inc. Class A	23,095	1,227
[1]	Camping World Holdings Inc. Class A	44,101	1,214
*	Petco Health & Wellness Co. Inc. Class A	101,206	1,117
	Designer Brands Inc. Class A	67,264	1,029
	Caleres Inc.	41,529	1,003
	Hibbett Inc.	13,943	929
	Guess? Inc.	39,621	823
	Winmark Corp.	3,324	798
*	MarineMax Inc.	23,864	788
*	Genesco Inc.	14,451	754
*,1	Carvana Co. Class A	97,642	753
*	Sleep Number Corp.	24,370	713
	Shoe Carnival Inc.	20,374	538
	Haverty Furniture Cos. Inc.	16,311	514
	Arko Corp.	53,279	502
*	America's Car-Mart Inc.	6,868	500
*	Children's Place Inc.	13,708	487
*	Sportsman's Warehouse Holdings Inc.	48,896	480
*,1	EVgo Inc.	72,839	466
*	Zumiez Inc.	18,257	425
	Aaron's Co. Inc.	34,021	415
	OneWater Marine Inc. Class A	11,745	384
*,1	Bed Bath & Beyond Inc.	75,389	256
*	Conn's Inc.	19,643	196
			1,041,710
Textiles, Apparel & Luxury Goods (6.1%)
	NIKE Inc. Class B	1,404,947	154,109
*	Lululemon Athletica Inc.	129,207	49,139
	VF Corp.	367,135	12,049
*	Deckers Outdoor Corp.	29,494	11,765
	Tapestry Inc.	268,142	10,128
*	Capri Holdings Ltd.	153,440	8,800
*	Crocs Inc.	68,532	6,922
*	Skechers USA Inc. Class A	149,896	6,321
	Ralph Lauren Corp. Class A	47,683	5,394
	PVH Corp.	74,404	4,998
	Columbia Sportswear Co.	37,973	3,402
	Carter's Inc.	43,340	3,165
	Steven Madden Ltd.	83,394	2,880
	Hanesbrands Inc.	387,741	2,606
	Kontoor Brands Inc.	55,388	2,407
*	Under Armour Inc. Class C	235,036	2,049
*	Under Armour Inc. Class A	196,719	1,967
	Oxford Industries Inc.	16,673	1,882
	Levi Strauss & Co. Class A	104,512	1,728

		Shares	Market Value ($000)
*	G-III Apparel Group Ltd.	48,161	1,042
	Wolverine World Wide Inc.	87,423	979
	Movado Group Inc.	17,620	567
*	Allbirds Inc. Class A	106,439	306
*	Fossil Group Inc.	51,618	246
*,1	PLBY Group Inc.	35,462	128
			294,979
Total Common Stocks (Cost $5,005,203)			4,799,136
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $42,202)	422,133	42,209
Total Investments (100.8%) (Cost $5,047,405)			4,841,345
Other Assets and Liabilities—Net (-0.8%)			(40,311)
Net Assets (100.0%)			4,801,034
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,925,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $41,206,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MercadoLibre Inc.	8/31/23	BANA	6,331	(3.776)	—	(19)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At November 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $179,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,799,136	—	—	4,799,136
Temporary Cash Investments	42,209	—	—	42,209
Total	4,841,345	—	—	4,841,345
Derivative Financial Instruments
Liabilities
Swap Contracts	—	19	—	19